Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance			$ 2,736,941	$ 2,675,040	$ 2,675,040	$ 2,651,111
Other comprehensive income (loss)	$ (5,088)	$ 10,541	40,944	16,631	198	(5,692)
Balance	2,523,963	2,744,340	2,523,963	2,744,340	2,736,941	2,675,040
Non-credit other-than-temporary impairment losses on securities available for sale					0	0
First Hawaiian, Inc.
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance			2,736,941	2,675,040	2,675,040
Balance					2,736,941	2,675,040
Accumulated Other Comprehensive Income (Loss)
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance	(5,227)	(45,367)	(51,259)	(51,457)	(51,457)	(45,765)
Other comprehensive income (loss)			40,944	16,631	198	(5,692)
Balance	(10,315)	(34,826)	(10,315)	(34,826)	(51,259)	(51,457)
Pension and other benefits
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance	(26,929)	(35,869)	(26,883)	(35,869)	(35,869)	(19,221)
Other comprehensive income (loss)			(46)		8,986	(16,648)
Balance	(26,929)	(35,869)	(26,929)	(35,869)	(26,883)	(35,869)
Investment securities
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance	21,349	(9,329)	(25,106)	(15,533)	(15,533)	(27,339)
Other comprehensive income (loss)	(6,023)	11,036	40,432	17,240	(9,573)	11,806
Balance	15,326	1,707	15,326	1,707	(25,106)	(15,533)
Cash flow derivative hedges
Changes in the components of accumulated other comprehensive loss, net of taxes
Balance	353	(169)	730	(55)	(55)	795
Other comprehensive income (loss)	935	(495)	558	(609)	785	(850)
Balance	$ 1,288	$ (664)	$ 1,288	$ (664)	$ 730	$ (55)